Risk management policies - Risk Exposure (Details) - Currency risk £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ (16.5)	£ (6.6)
Hedge Ratio	1	1
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ 2.7	£ 2.9
Weighted average hedged rate for outstanding hedging instruments	4.40%	3.20%
Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge Ratio	1	1
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ 1.9	£ 0.0
Weighted average hedged rate for the year (USD/GBP)	1.2731	1.2083
Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	1,250.0	1,000.0
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	£ 29.6	£ (41.4)
Hedging Instruments | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities		(46.9)
Hedging instrument, assets	48.2
Bond amount	1,873.9	1,666.8
Hedge ineffectiveness (revaluation and retranslation of financial instruments)	(110.1)	141.5
Non-Derivative Hedging Instrument | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(835.0)	(879.5)
Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bond amount	1,250.0	1,000.0
Change in value of hedged item used to determine hedge effectiveness for outstanding hedging instruments	£ (32.4)	£ 38.5
Hedged Items | Net Investment Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount of hedging instrument	1,873.9	1,666.8
Change in value of hedged item used to determine hedge effectiveness for outstanding hedging instruments	£ 108.2	£ (141.5)